Commitment	12 Months Ended
Jun. 30, 2024
Commitment [Abstract]
Commitment
25.	Commitment

The Group has the following commitments in respect of acquisition of property, plant and equipment:

	June 30, 2023	June 30, 2024	June 30, 2024
	RM	RM	USD
Approved and contracted for	-	8,690	1,843